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APPENDIX I                                         UNITED STATES                                             OMB APPROVAL
                                         SECURITIES AND EXCHANGE COMMISSION                       ------------------------------
                                               Washington, D.C. 20549                             OMB Number:
                                                                                                  Expires:
                                                                                                  Estimated average burden
                                                                                                  hours per response....... 1
                                                                                                  ------------------------------
                                                     FORM 24F-2
                                          ANNUAL NOTICE OF SECURITIES SOLD
                                               PURSUANT TO RULE 24f-2


                   READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.



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1 . NAME AND ADDRESS OF ISSUER:

                             Firsthand Funds
                             125 South Market, Suite 1200
                             San Jose, CA 95113

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2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL
SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES):  /X/



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3. INVESTMENT COMPANY        811-8268
ACT FILE NUMBER:


     SECURITIES ACT FILE     33-73832
NUMBER


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4(a).  LAST DAY OF FISCAL
YEAR FOR WHICH THIS FORM
IS FILED:

December 31, 2000


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4(b). / / CHECK BOX IF THIS
FORM IS BEING FILED LATE
(IE., MORE THAN 90
CALENDAR DAYS AFTER THE
END OF THE
FISCAL YEAR). (SEE INSTRUCTION A.2)


NOTE: IF THE FORM IS BEING
FILED LATE, INTEREST MUST BE
PAID ON THE REGISTRATION FEE
DUE.



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4(c). / / CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.



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5.  CALCULATION OF REGISTRATION FEE:
                    (i) AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR
                        PURSUANT TO SECTION 24(f):                                                               $ 9,186,611,285
                                                                                                                 ---------------

                   (ii) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED DURING THE FISCAL YEAR:
                                                                                                 $4,939,291,119
                                                                                                 --------------

                  (iii) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED
                        DURING ANY PRIOR FISCAL YEAR ENDING NO EARLIER THAN OCTOBER 11, 1995
                        THAT WERE NOT PREVIOUSLY USED TO REDUCE REGISTRATION FEES PAYABLE TO
                        THE COMMISSION:                                                          $0
                                                                                                 --------------


                   (iv) TOTAL AVAILABLE REDEMPTION CREDITS [ADD ITEM 5(ii) AND 5(iii):                           -$4,939,291,119
                                                                                                                 ---------------


                    (v) NET SALES - IF ITEM 5(i) IS GREATER THAN ITEM 5(iv)
                        [SUBTRACT ITEM 5(iv) FROM ITEM 5(i) ]:                                                   $ 4,247,320,166
                        $                                                                                        ---------------


                   (vi) REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE YEARS                     $0
                        - IF ITEM 5(i) IS LESS THAN ITEM 5(iv) [SUBTRACT ITEM 5(iv) FROM         --------------
                        ITEM 5(i)]:

                  (vii) MULTIPLIER FOR DETERMINING REGISTRATION FEE (SEE
                        INSTRUCTION C.9):                                                  x                     $       0.00025
                                                                                                                 ---------------

                 (viii) REGISTRATION FEE DUE [MULTIPLY ITEM 5(v) BY ITEM
                        5(vii)] (ENTER 'O' IF NO FEE IS DUE):                              =                     $     1,061,830
                                                                                                                 ---------------

6. PREPAID SHARES

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units)
deducted here:___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_____________.



7. 'INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR
 (SEE INSTRUCTION D):
                                                                                           +                     $             0
                                                                                                                 ---------------


8. TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE [LINE 5(vii) PLUS LINE 7]:

                                                                                           =                     $     1,061,830
                                                                                                                 ---------------

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9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE COMMISSION'S LOCKBOX DEPOSITORY:

          Method of Delivery:
                                /X/ Wire Transfer
                                / / Mail or other means

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                                                          SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title.)*    /s/ Sheila Twible
                             --------------------------------------------------------------------


                              Assistant Treasurer
                             --------------------------------------------------------------------

Date  3/29/01
    --------------

                        *Please print the name and title of the signing officer below the signature.

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